Segment Information and Sales to Significant Customers (Tables)	12 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Summary of Revenue and Long-lived Assets by Geographic Area

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2014	2013	2012
Revenue
North America (mainly United States)	$2,589,613	$2,423,067	$2,266,110
Europe	450,669	398,400	441,731
Rest of the world	523,355	524,387	539,062

Total	$3,563,637	$3,345,854	$3,246,903

	As of September 30,
	2014	2013	2012
Long-lived Assets(1)
Europe	$88,218	$78,501	$65,746
North America (mainly United States)	77,273	72,855	83,645
Rest of the world:
Israel	56,289	56,683	51,086
India	27,479	25,036	29,401
Others	39,697	42,469	48,029

Total	$288,956	$275,544	$277,907

(1)	Equipment and leasehold improvements.

Revenue and Customer Information

Customer experience solutions include the following offerings: revenue management, customer management, operations support systems (OSS), network control and optimization, digital lifestyle services, big data analytics and M2M solutions. Customer experience solutions also include a comprehensive line of services such as consulting, systems integration and transformation, project delivery, testing, order to activation value process operation (VPO), managed services and product support, system implementation, integration, modification, consolidation, modernization, ongoing support, enhancement and maintenance. Directory includes comprehensive set of products and services for local marketing service providers and search and directory publishers.

	Year Ended September 30,
	2014	2013	2012
Customer experience solutions	$3,435,478	$3,185,637	$3,066,170
Directory	128,159	160,217	180,733

Total	$3,563,637	$3,345,854	$3,246,903

Summary of Percentage of Sales to Significant Customers Groups

The following table summarizes the percentage of sales to significant customer groups (when they amount to at least 10 percent of total revenue for the year).

	Year Ended September 30,
	2014	2013	2012
Customer 1	33%	28%	26%
Customer 2	*	*	10

*	Represents an amount of less than 10%.